UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                   FORM N-PX
                                    ________

                    ANNUAL REPORT OF PROXY VOTING RECORD OF
                    MADISON HARBOR BALANCED STRATEGIES, INC.

                INVESTMENT COMPANY ACT FILE NUMBER:   811-21479

                    MADISON HARBOR BALANCED STRATEGIES, INC.
               (Exact name of registrant as specified in charter)
                                    ________

                          1177 Avenue of the Americas
                                   44th Floor
                               New York, NY 10036
                                 1-212-380-5500
                    (Address of principal executive offices)
                                    ________

                    Madison Harbor Balanced Strategies, Inc.
                    Edward M. Casal, Chief Executive Officer
                          1177 Avenue of the Americas
                                   44th Floor
                               New York, NY 10036
                                 1-212-380-5500
                    (Name and address of agent for service)
                                    ________

                       DATE OF FISCAL YEAR END: MARCH 31

            DATE OF REPORTING PERIOD: JULY 1, 2014 TO JUNE 30, 2015
                                    ________


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NAME OF ISSUER:                                          RREEF AMERICA REIT III.
EXCHANGE TICKER/CUSIP:  N/A
MEETING DATE:  JULY 23, 2014
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PROPOSAL CAST                   SPONSOR     MANAGEMENT RECOMMENDATION     VOTE
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Election of Directors
Daryl J. Carter                  Mgmt                  For                 For
Alice M. Connell                 Mgmt                  For                 For
Patricia R. Healy                Mgmt                  For                 For
W. Todd Henderson                Mgmt                  For                 For
Steven R. LeBlanc                Mgmt                  For                 For
Steven G. Rogers                 Mgmt                  For                 For
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NAME OF ISSUER:                                THOR URBAN PROPERTY FUND II, INC.
EXCHANGE TICKER/CUSIP:  N/A
MEETING DATE:  OCTOBER 15, 2014
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PROPOSAL CAST                   SPONSOR     MANAGEMENT RECOMMENDATION     VOTE
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Proposal 1 - To elect
a Class V Director, to
hold office until the
2019 annual meeting of
stockholders and until
his or her successor is
duly elected and
qualifies, as more fully
described in the proxy
statement accompanying
the Notice of 2014 Annual
Meeting of Stockholders.
Nominee for Class V
Director:  Joseph J. Sitt        Mgmt                  For                 For
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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Madison Harbor Balanced Strategies, Inc.

/s/ Edward M. Casal
-------------------
Edward M. Casal
Chief Executive Officer

Date:  July 20, 2015